Impairment tests	6 Months Ended
Jun. 30, 2023
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Impairment tests

Note 6. Impairment tests

Accounting policy

Amortizable intangible assets, depreciable tangible assets and right-of-use are tested for impairment when there is an indicator of impairment. Impairment tests involve comparing the carrying amount of cash-generating units with their recoverable amount. The recoverable amount of an asset is the higher of (i) its fair value less costs to sell and (ii) its value in use. If the recoverable amount of any asset is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.

Our cash-generating units (“CGUs”) correspond to the operating/reportable segments: Therapeutics and Plants. Plants’ CGU is classified as held for sale until May 31, 2023.

Results of impairment test

No indicator of impairment has been identified for any intangible or tangible assets in either of the CGUs for the six months periods ended June 30, 2022 or 2023.

The CGU corresponding to the Plants segment consisted solely of Calyxt. Since the deconsolidation of Calyxt on June 1, 2023, our retained investment in Calyxt is measured at fair value, based on Cibus share price on the Nasdaq.

As from June 1, 2023, there is a single CGU corresponding to the Plants segment.